Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Van Eck VIP Emerging Markets Fund | VanEck VIP Emerging Markets Fund Initial Class
Prospectus [Line Items]
Annual Return [Percent]	29.92%	1.21%	9.77%	(24.37%)	(11.87%)	17.25%	30.60%	(23.49%)	51.03%	0.10%
VanEck VIP Global Gold Fund | VanEck VIP Global Gold Fund Initial Class
Prospectus [Line Items]
Annual Return [Percent]	164.43%	14.41%	10.41%	(13.36%)	(14.01%)	38.62%	38.75%	(15.70%)	11.63%	47.94%
Initial Class Prospectus | VanEck VIP Emerging Markets Bond Fund | VanEck VIP Emerging Markets Bond Fund Initial Class
Prospectus [Line Items]
Annual Return [Percent]	18.49%	2.77%	11.40%	(6.93%)	(4.05%)	8.92%	12.61%	(6.14%)	12.24%	6.42%
Initial Class Prospectus | VanEck VIP Global Resources Fund | VanEck VIP Global Resources Fund Initial Class
Prospectus [Line Items]
Annual Return [Percent]	36.48%	(2.83%)	(3.58%)	8.39%	18.92%	19.11%	11.87%	(28.28%)	(1.70%)	43.71%
Class S Prospectus | VanEck VIP Global Gold Fund | VanEck VIP Global Gold Fund Class S
Prospectus [Line Items]
Annual Return [Percent]	164.43%	14.41%	10.41%	(13.36%)	(14.01%)	38.62%	38.75%	(15.70%)	11.63%	47.94%